Other operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other operating expenses [Abstract]
Insurance	$ 5,687	$ 5,065	$ 95
Sponsorship and marketing	716	305	29
Short term office and equipment rental	773	177	92
Charitable donations	164	464	0
Site expenses	3,789	1,644	170
Filing fees	76	462	1
Site identification costs	15	258	0
Non-refundable sales tax (See Note 18 - Provisions)	4,972	2,469	0
Non-refundable provincial sales tax	371	0	0
Other expenses	2,259	861	79
Other operating expenses	$ 18,822	$ 11,705	$ 466